Company's Operations - Share capital increase (Details) R$ in Thousands	Apr. 25, 2024 BRL (R$)
Company's Operations [Line Items]
Capital increase reserve (Note 1.2.4)	R$ 10,000,000
Capital increase reserve
Company's Operations [Line Items]
Capital increase reserve (Note 1.2.4)	R$ (10,000,000)